UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

FORM N-Q

MARCH 31, 2017

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 75.2%
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,500,000		$1,475,625	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds	4.750%	9/15/26	620,000		606,050	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	920,000		961,400	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000		207,750	(a)

Total Auto Components					3,250,825

Diversified Consumer Services - 1.2%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	1,020,000		918,000	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	141,066	(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,750,000		1,922,812	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	700,000		730,870

Total Diversified Consumer Services					3,712,748

Hotels, Restaurants & Leisure - 4.9%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	320,000		332,800	(a)
Aramark Services Inc., Senior Notes	5.000%	4/1/25	500,000		516,250	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,548,955		1,548,955	(a)(b)(d)(e)
Brinker International Inc., Senior Notes	5.000%	10/1/24	1,430,000		1,415,700	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	990,000		1,061,775
CCM Merger Inc., Senior Notes	6.000%	3/15/22	580,000		593,050	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	900,000		931,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	1,020,000		1,034,994	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	650,000		658,125	(a)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes	6.750%	11/15/21	750,000		778,125	(a)
Landry’s Inc., Senior Notes	6.750%	10/15/24	540,000		561,600	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	882,000	GBP	1,006,304	(c)(f)
MGM Resorts International, Senior Notes	4.625%	9/1/26	420,000		409,500
Mohegan Tribal Gaming Authority, Senior Notes	7.875%	10/15/24	650,000		661,375	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	980,000		997,150	(a)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	690,000		738,300	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	779,000		821,845	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	30,000		31,237	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,290,000		1,238,400	(a)

Total Hotels, Restaurants & Leisure					15,336,985

Household Durables - 0.5%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	600,000		600,000
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	800,000		840,000	(a)

Total Household Durables					1,440,000

Leisure Products - 0.3%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,050,000		945,000	(a)

Media - 4.2%
AMC Entertainment Holdings Inc., Senior Notes	6.125%	5/15/27	700,000		707,875	(a)
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	420,000		445,200	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	310,000		$326,275	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,180,000		2,307,371
DISH DBS Corp., Senior Notes	5.875%	11/15/24	420,000		442,680
Entertainment One Ltd., Senior Secured Bonds	6.875%	12/15/22	350,000	GBP	480,174	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	1,444,563		491,151	(b)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	590,000		565,663	(a)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	1,350,000		1,363,500	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	1,550,000		1,602,313	(a)
Viacom Inc., Senior Notes	3.450%	10/4/26	1,580,000		1,505,828
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	990,000	GBP	1,330,298	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	1,650,000		1,653,960	(a)

Total Media					13,222,288

Multiline Retail - 0.4%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,320,000		1,412,400

Specialty Retail - 1.7%
American Greetings Corp., Senior Notes	7.875%	2/15/25	1,130,000		1,192,150	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	240,000		245,100	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	350,000		358,750	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	1,710,000		1,444,950	(a)
PetSmart Inc., Senior Notes	7.125%	3/15/23	800,000		762,000	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	650,000		652,438
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	860,000		883,650	(a)

Total Specialty Retail					5,539,038

Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	180,000		178,425	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	650,000		641,875	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,040,000		1,071,408

Total Textiles, Apparel & Luxury Goods					1,891,708

TOTAL CONSUMER DISCRETIONARY					46,750,992

CONSUMER STAPLES - 5.3%
Beverages - 0.8%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	780,000		719,550	(a)
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	740,000		755,022	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	870,000		937,425	(a)

Total Beverages					2,411,997

Food & Staples Retailing - 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,030,000		987,513	(a)

Food Products - 3.2%
AdvancePierre Foods Holdings Inc., Senior Notes	5.500%	12/15/24	810,000		821,137	(a)
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	830,000	GBP	1,029,257	(c)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	960,000		981,600	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	860,000		879,350	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	1,940,000		2,031,762	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,070,000		1,083,375	(a)
Post Holdings Inc., Senior Notes	5.500%	3/1/25	680,000		686,800	(a)
Post Holdings Inc., Senior Notes	5.000%	8/15/26	780,000		748,800	(a)
Post Holdings Inc., Senior Notes	5.750%	3/1/27	660,000		661,650	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,050,000		1,105,125	(a)

Total Food Products					10,028,856

Household Products - 0.6%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	550,000		583,000
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,240,000		1,317,500

Total Household Products					1,900,500

Tobacco - 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,580,000		1,372,625

TOTAL CONSUMER STAPLES					16,701,491

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 13.5%
Energy Equipment & Services - 1.0%
CGG, Senior Notes	6.500%	6/1/21	870,000	$406,725
CGG, Senior Notes	6.875%	1/15/22	1,120,000	523,600
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	450,000	462,375	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	700,000	651,000
Transocean Inc., Senior Notes	9.000%	7/15/23	350,000	375,375	(a)
Trinidad Drilling Ltd., Senior Notes	6.625%	2/15/25	870,000	871,087	(a)

Total Energy Equipment & Services				3,290,162

Oil, Gas & Consumable Fuels - 12.5%
Berry Petroleum Co. Escrow	—	—	1,600,000	0	*(d)(e)(g)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	660,000	671,550	(a)
Cheniere Corpus Christi Holdings LLC, Senior Notes	5.875%	3/31/25	800,000	837,000	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	190,000	190,475
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	590,000	539,850
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	1,190,000	1,194,462	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,260,000	1,178,100
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	360,000	388,800	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,700,000	1,555,500
Exterran Energy Solutions LP/EES Finance Corp., Senior Notes	8.125%	5/1/25	600,000	613,500	(a)
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	1,370,000	1,519,762	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	600,000	606,000
Gulfport Energy Corp., Senior Notes	6.000%	10/15/24	440,000	429,000	(a)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	880,000	905,304	(a)
Magnum Hunter Resources Corp. Escrow	—	—	2,000,000	0	*(d)(e)(g)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	340,000	305,575	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	730,000	657,000	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	790,000	819,625	(a)
Pacific Exploration and Production Corp., Senior Secured Notes	10.000%	11/2/21	1,000,000	1,126,250	(b)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	2,750,000	2,612,500
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	6,820,000	6,526,740
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	710,000	668,110
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	2,400,000	884,400	(c)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	450,000	450,450
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	1,200,000	1,289,878	(c)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	950,000	936,120
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,000,000	1,035,000
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	540,000	571,050	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	520,000	547,300	(a)
RSP Permian Inc., Senior Notes	5.250%	1/15/25	630,000	637,875	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	510,000	506,175
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	150,000	141,000	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	537,000	556,466
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	70,000	68,775

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	250,000		$258,438	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000		41,600	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	40,000		41,950
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,700,000		1,721,250	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	800,000		800,000	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	790,000		924,300
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000		424,625
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	430,000		435,375
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	300,000		303,000
WPX Energy Inc., Senior Notes	8.250%	8/1/23	950,000		1,061,625
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	150,000		164,729	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	2,000,000		2,174,400	(a)

Total Oil, Gas & Consumable Fuels					39,320,884

TOTAL ENERGY					42,611,046

FINANCIALS - 6.4%
Banks - 3.4%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	630,000		688,275	(f)(i)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,050,000		1,150,354
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,070,000		1,122,826
CIT Group Inc., Senior Notes	5.000%	8/1/23	460,000		480,700
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	780,000		833,625	(a)(f)(i)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	1,500,000		1,567,950	(f)(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	570,000		595,650	(f)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	700,000		740,925
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	510,000		595,927
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	640,000	GBP	840,947	(c)(f)(i)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	2,170,000		2,238,962	(c)(f)

Total Banks					10,856,141

Capital Markets - 0.6%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	820,000		848,700	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,000,000		1,016,379	(a)

Total Capital Markets					1,865,079

Consumer Finance - 0.3%
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	910,000		841,750	(a)

Diversified Financial Services - 1.8%
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	910,000	EUR	1,043,783	(c)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	3/15/22	530,000		535,300	(a)
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	540,000	GBP	689,519	(c)(f)(i)
Nielsen Co. (Luxembourg) Sarl, Senior Notes	5.000%	2/1/25	520,000		519,350	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,000,000		1,043,750	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,710,000		1,782,675	(a)

Total Diversified Financial Services					5,614,377

Insurance - 0.3%
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	350,000	GBP	451,855	(c)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	820,000		686,750

Total Insurance					1,138,605

TOTAL FINANCIALS					20,315,952

HEALTH CARE - 4.2%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	660,000		628,650	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 2.5%
Centene Corp., Senior Notes	4.750%	5/15/22	580,000	$598,850
Centene Corp., Senior Notes	6.125%	2/15/24	190,000	204,488
Centene Corp., Senior Notes	4.750%	1/15/25	1,650,000	1,663,414
CHS/Community Health Systems Inc., Senior Secured Notes	6.250%	3/31/23	370,000	377,863
DaVita Inc., Senior Notes	5.750%	8/15/22	500,000	519,375
DaVita Inc., Senior Notes	5.125%	7/15/24	650,000	657,719
DaVita Inc., Senior Notes	5.000%	5/1/25	1,380,000	1,386,900
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	630,000	642,600	(a)
HCA Inc., Senior Notes	7.500%	2/15/22	300,000	343,875
HCA Inc., Senior Notes	5.875%	2/15/26	280,000	296,100
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	80,000	80,200
HCA Inc., Senior Secured Notes	5.250%	6/15/26	620,000	654,100
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	570,000	597,787

Total Health Care Providers & Services				8,023,271

Pharmaceuticals - 1.5%
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	300,000	274,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	500,000	440,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	500,000	433,750	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	400,000	324,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	640,000	548,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	580,000	449,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	650,000	507,812	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,100,000	851,125	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	320,000	330,000	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	540,000	555,525	(a)

Total Pharmaceuticals				4,715,012

TOTAL HEALTH CARE				13,366,933

INDUSTRIALS - 7.9%
Aerospace & Defense - 0.9%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,780,000	1,780,000	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,170,000	1,219,725

Total Aerospace & Defense				2,999,725

Airlines - 0.3%
America West Airlines, Pass-Through Certificates, Secured Notes	7.100%	4/2/21	568,314	619,462
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	492,251	511,326	(a)

Total Airlines				1,130,788

Building Products - 0.1%
Standard Industries Inc., Senior Notes	5.125%	2/15/21	240,000	250,200	(a)

Commercial Services & Supplies - 2.6%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	610,000	614,575	(a)
ADT Corp., Senior Secured Notes	6.250%	10/15/21	460,000	502,274
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	770,000	773,369
Garda World Security Corp., Senior Notes	7.250%	11/15/21	420,000	407,400	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	650,000	706,875	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - (continued)
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	200,000	EUR	$223,335	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	180,000	EUR	204,688	(a)
Ritchie Bros. Auctioneers Inc., Senior Notes	5.375%	1/15/25	600,000		615,000	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	1,610,000		1,684,462
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	680,000		688,500
West Corp., Senior Notes	5.375%	7/15/22	1,700,000		1,676,625	(a)

Total Commercial Services & Supplies					8,097,103

Construction & Engineering - 0.5%
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,111,791		1,095,114	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	370,000		373,700	(a)

Total Construction & Engineering					1,468,814

Engineering & Construction - 0.2%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	530,000	EUR	562,864	(a)

Machinery - 1.4%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,640,000		1,660,500	(a)
BlueLine Rental Finance Corp/BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	1,140,000		1,169,925	(a)
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	850,000		752,250	(a)
Terex Corp., Senior Notes	5.625%	2/1/25	970,000		985,762	(a)

Total Machinery					4,568,437

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,230,000		1,079,325	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,250,000		250,000	*(j)

Total Marine					1,329,325

Road & Rail - 0.4%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,260,000		1,146,600	(a)

Trading Companies & Distributors - 0.8%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	1,160,000		1,226,700	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,170,000		1,232,887

Total Trading Companies & Distributors					2,459,587

Transportation - 0.3%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	590,000		582,448	(a)
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes	10.750%	4/1/20	732,048		449,991

Total Transportation					1,032,439

TOTAL INDUSTRIALS					25,045,882

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	570,000		570,542	(a)

Electronic Equipment, Instruments & Components - 0.2%
CDW LLC/CDW Finance Corp., Senior Notes	5.000%	9/1/25	670,000		686,750

Internet Software & Services - 0.2%
Match Group Inc., Senior Notes	6.375%	6/1/24	460,000		499,385

IT Services - 0.5%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	210,000		106,050	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,500,000		1,531,875	(a)

Total IT Services					1,637,925

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	500,000	$525,817	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	490,000	541,961	(a)
Seagate HDD Cayman, Senior Notes	4.250%	3/1/22	690,000	684,125	(a)

Total Technology Hardware, Storage & Peripherals				1,751,903

TOTAL INFORMATION TECHNOLOGY				5,146,505

MATERIALS - 8.6%
Chemicals - 1.1%
Braskem Finance Ltd., Senior Notes	5.750%	4/15/21	1,210,000	1,284,173	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	202,061	195,999	(a)(b)
Kissner Holdings LP/Kissner Milling Co., Ltd./BSC Holding Inc./Kissner USA, Senior Secured Notes	8.375%	12/1/22	770,000	795,025	(a)
Scotts Miracle-Gro Co., Senior Notes	5.250%	12/15/26	370,000	375,550	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	600,000	631,500	(a)

Total Chemicals				3,282,247

Construction Materials - 1.1%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	1,100,000	1,144,000	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	430,000	384,850	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	280,000	249,200	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	840,000	873,600
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	660,000	686,400	(a)

Total Construction Materials				3,338,050

Containers & Packaging - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	200,000	207,880	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	720,000	729,900	(a)
Flex Acquisition Co. Inc., Senior Notes	6.875%	1/15/25	510,000	521,972	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,230,000	1,377,600

Total Containers & Packaging				2,837,352

Metals & Mining - 5.2%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000	215,500	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,070,000	1,171,650	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	580,000	587,250	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	440,000	448,800	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	460,000	466,900	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	820,000	840,664	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	530,000	590,950
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	493,000	513,953
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	620,000	628,525	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	930,000	939,300	(a)
Freeport-McMoRan Inc., Senior Notes	6.125%	6/15/19	280,000	284,200	(a)
Freeport-McMoRan Inc., Senior Notes	6.625%	5/1/21	480,000	490,800	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	680,000	705,500	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	360,000	332,863
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	230,000	195,788
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	1,080,000	1,177,200	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,162,540	34,876	*(a)(j)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	1,937	0	(a)(d)(e)(g)
MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes	6.625%	10/14/22	580,000	654,774	(c)
Novelis Corp., Senior Notes	5.875%	9/30/26	500,000	511,875	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	920,000	906,856
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	1,500,000	1,646,250	(a)
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	360,000	373,572
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,000,000	1,019,100
Vale SA, Senior Notes	5.625%	9/11/42	1,870,000	1,776,126

Total Metals & Mining				16,513,272

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.3%
Mercer International Inc., Senior Notes	6.500%	2/1/24	990,000	$994,950	(a)

TOTAL MATERIALS				26,965,871

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.8%
GEO Group Inc., Senior Notes	6.000%	4/15/26	760,000	773,470
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	930,000	976,500	(a)
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	700,000	682,500

Total Equity Real Estate Investment Trusts (REITs)				2,432,470

Real Estate Management & Development - 0.8%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,280,000	1,339,200
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,070,000	1,159,612	(a)

Total Real Estate Management & Development				2,498,812

TOTAL REAL ESTATE				4,931,282

TELECOMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 5.0%
CenturyLink Inc., Senior Notes	6.450%	6/15/21	390,000	416,282
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,470,000	1,515,937	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	770,000	752,675
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	500,000	479,375
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,090,000	985,087
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,010,000	1,073,125	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	260,000	261,950
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,850,000	933,375	*(c)(j)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,570,000	514,175	*(a)(j)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	120,000	127,829
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	4,960,000	5,034,400	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	350,000	108,938	*(c)(j)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,360,000	1,375,300	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	200,000	204,000
Windstream Services LLC, Senior Notes	7.500%	6/1/22	1,410,000	1,381,800
Windstream Services LLC, Senior Notes	7.500%	4/1/23	580,000	548,100

Total Diversified Telecommunication Services				15,712,348

Wireless Telecommunication Services - 4.3%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	940,000	980,890	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,500,000	1,635,000	(a)
Digicel Ltd., Senior Notes	6.000%	4/15/21	490,000	447,738	(c)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,280,000	1,355,200
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,020,000	1,229,100
Sprint Corp., Senior Notes	7.875%	9/15/23	3,000,000	3,330,000
Sprint Corp., Senior Notes	7.625%	2/15/25	1,070,000	1,171,650
T-Mobile USA Inc., Senior Notes	6.375%	3/1/25	740,000	799,200
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	2,240,000	2,542,400	(a)

Total Wireless Telecommunication Services				13,491,178

TOTAL TELECOMMUNICATION SERVICES				29,203,526

UTILITIES - 2.0%
Electric Utilities - 1.2%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,397,000	1,028,541
Pampa Energia SA, Senior Notes	7.500%	1/24/27	900,000	912,600	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	1,690,000	1,840,072	(c)

Total Electric Utilities				3,781,213

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,130,000	$1,118,700

Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp., Senior Notes	5.250%	6/1/26	580,000	591,600	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	974,294	882,954

Total Independent Power and Renewable Electricity Producers				1,474,554

TOTAL UTILITIES				6,374,467

TOTAL CORPORATE BONDS & NOTES (Cost - $234,702,668)				237,413,947

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	900,000	495,100	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.618%	8/15/48	700,000	458,150	(a)(f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	800,000	452,605	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,598,103)				1,405,855

CONVERTIBLE BONDS & NOTES - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp.-Liberty Formula One, Senior Notes	1.000%	1/30/23	130,000	143,569	(a)

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Whiting Petroleum Corp., Senior Notes	1.250%	4/1/20	710,000	622,138

INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.2%
Akamai Technologies Inc., Senior Bonds	0.000%	2/15/19	330,000	327,114
WebMD Health Corp., Notes	2.625%	6/15/23	390,000	372,206	(a)

Total Internet Software & Services				699,320

Semiconductors & Semiconductor Equipment - 0.4%
Microchip Technology Inc., Junior Subordinated Notes	2.250%	2/15/37	260,000	265,525	(a)
Microchip Technology Inc., Senior Subordinated Notes	1.625%	2/15/27	510,000	519,244	(a)
ON Semiconductor Corp., Senior Notes	1.625%	10/15/23	470,000	489,681	(a)

Total Semiconductors & Semiconductor Equipment				1,274,450

TOTAL INFORMATION TECHNOLOGY				1,973,770

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,714,539)				2,739,477

SENIOR LOANS - 2.2%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.5%
American Axle & Manufacturing Holdings Inc.	—	2/1/18	1,586,050	1,586,050	(e)(k)

Specialty Retail - 0.6%
PetSmart Inc., Term Loan B2	—	3/11/22	1,180,000	1,131,620	(k)
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	890,000	667,500	(d)(l)(m)

Total Specialty Retail				1,799,120

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.550%	10/28/20	705,600		$479,808	(l)(m)

TOTAL CONSUMER DISCRETIONARY					3,864,978

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc. (wind-down lender claim)	—	—	510,864		421,463	*(d)

Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Term Loan	8.553%	8/23/21	560,000		597,625	(l)(m)
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	191,351		192,308	(d)(e)(l)(m)

Total Oil, Gas & Consumable Fuels					789,933

TOTAL ENERGY					1,211,396

MATERIALS - 0.3%
Metals & Mining - 0.3%
EB Holdings, EUR PIK Term Loan	11.000%	4/7/17	3,402,372	EUR	887,449	(l)(m)

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	117,949		103,648	(l)(m)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	992,325		843,476	(d)(l)(m)

TOTAL UTILITIES					947,124

TOTAL SENIOR LOANS (Cost - $10,380,926)					6,910,947

SOVEREIGN BONDS - 13.8%
Argentina - 4.4%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	1,240,000		1,286,500	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	2,310,000		2,566,988	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	3,100,000		3,147,120	(a)
Republic of Argentina, Bonds	18.200%	10/3/21	20,400,000	ARS	1,429,484
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,800,000		1,917,900	(a)
Republic of Argentina, Senior Notes	6.875%	1/26/27	1,910,000		1,939,128	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	1,233,793		1,323,243
Republic of Argentina, Senior Notes	7.625%	4/22/46	200,000		204,000	(a)

Total Argentina					13,814,363

Brazil - 0.9%
Federative Republic of Brazil, Notes	10.000%	1/1/23	2,395,000	BRL	767,015
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	2,200,000		2,169,750

Total Brazil					2,936,765

Colombia - 0.4%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,290,000		1,330,635

Costa Rica - 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	510,000		515,737	(a)

Dominican Republic - 0.5%
Dominican Republic, Senior Notes	6.850%	1/27/45	1,410,000		1,462,875	(a)

Ecuador - 0.6%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	400,000		424,000	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	1,420,000		1,341,900	(c)

Total Ecuador					1,765,900

Egypt - 0.2%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	750,000		735,487	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.5%
Republic of Ghana, Bonds	10.750%	10/14/30	1,290,000		$1,518,717	(a)

Indonesia - 0.5%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	20,558,000,000	IDR	1,679,290
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	775,000,000	IDR	61,765

Total Indonesia					1,741,055

Ivory Coast - 0.2%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	686,000		639,002	(c)

Nigeria - 0.3%
Republic of Nigeria, Notes	7.875%	2/16/32	800,000		836,480	(a)

Russia - 2.3%
Russian Federal Bond, Bonds	8.150%	2/3/27	191,000,000	RUB	3,493,195
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	3,400,000		3,650,036	(a)

Total Russia					7,143,231

Sri Lanka - 0.1%
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	290,000		306,044	(c)

Turkey - 2.1%
Republic of Turkey, Senior Bonds	4.250%	4/14/26	7,120,000		6,607,645

Venezuela - 0.6%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	2,750,000		1,244,375	(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,451,000		819,815	(c)

Total Venezuela					2,064,190

TOTAL SOVEREIGN BONDS (Cost - $42,513,313)					43,418,126

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.7%
U.S. Government Obligations - 1.7%
U.S. Treasury Notes	2.125%	6/30/22	2,500,000		2,517,675
U.S. Treasury Notes	2.000%	11/30/22	3,000,000		2,989,335

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,461,362)					5,507,010

			SHARES
COMMON STOCKS - 2.6%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			90,995		857,173	*(d)(e)

Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6		158,113	*(d)

TOTAL CONSUMER DISCRETIONARY					1,015,286

ENERGY - 2.1%
Energy Equipment & Services - 1.1%
Hercules Offshore Inc. (Escrow)			24,992		7,048	*(d)(e)
KCAD Holdings I Ltd.			395,216,044		3,556,944	*(d)(e)

Total Energy Equipment & Services					3,563,992

Oil, Gas & Consumable Fuels - 1.0%
Berry Petroleum Co.			62,675		752,100	(d)(e)
Magnum Hunter Resources Corp.			103,751		1,151,636	*(d)(e)
MWO Holdings LLC			670		263,880	*(d)(e)
Pacific Exploration and Production Corp.			25,000		781,778	*(e)
Pacific Exploration and Production Corp.			4,627		143,900	*

Total Oil, Gas & Consumable Fuels					3,093,294

TOTAL ENERGY					6,657,286

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY		SHARES	VALUE
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Physiotherapy Associates Holdings Inc. (Escrow)		17,200	$216,548	*(d)(e)

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer HoldCo, S.C.A.		58,644	178,278	*(d)(e)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.		4,561	0	*(a)(d)(e)(g)

TOTAL INDUSTRIALS			178,278

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.		512,776	0	*(d)(e)(g)

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.		10,212	6	*

TOTAL COMMON STOCKS (Cost - $10,657,674)			8,067,404

	RATE
CONVERTIBLE PREFERRED STOCKS - 1.1%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Berry Petroleum Co.	6.000%	68,364	957,096	(b)
Berry Petroleum Co.	6.000%	1,024	14,336	(b)(n)
Sanchez Energy Corp.	6.500%	24,550	882,327

TOTAL ENERGY			1,853,759

HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Allergan PLC	5.500%	1,811	1,538,952

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $3,159,654)			3,392,711

INVESTMENTS IN UNDERLYING FUNDS - 2.3%
SPDR Barclays Short Term High Yield Bond ETF		100,000	2,796,000
SPDR Series Trust - SPDR Barclays Capital High Yield Bond ETF		125,000	4,616,250

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $7,369,000)			7,412,250

PREFERRED STOCKS - 0.5%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc.	8.250%	9,025	226,311

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Citigroup Capital XIII	7.409%	41,875	1,115,969	(f)

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates	8.000%	26,064,000	260,640	*(d)(e)

TOTAL PREFERRED STOCKS (Cost - $3,448,879)			1,602,920

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $322,006,118)			317,870,647

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 4.2%
Repurchase Agreements - 1.6%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/17; Proceeds at maturity - $5,000,329; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/19; Market value - $5,100,000) (Cost - $5,000,000)	0.790%	4/3/17	5,000,000	$5,000,000

			SHARES
Money Market Funds - 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $8,110,584)	0.634%		8,110,584	8,110,584

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,110,584)				13,110,584

TOTAL INVESTMENTS - 104.9% (Cost - $335,116,702#)				330,981,231
Liabilities in Excess of Other Assets - (4.9)%				(15,433,075)

TOTAL NET ASSETS - 100.0%				$315,548,156

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued using significant unobservable inputs.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Value is less than $1.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	The coupon payment on these securities is currently in default as of March 31, 2017.

(k)	All or a portion of this loan is unfunded as of March 31, 2017. The interest rate for fully unfunded term loans is to be determined.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Restricted security (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
ETF	— Exchange-Traded Fund
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
SPDR	— Standard & Poor’s Depositary Receipts

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	100,000	USD	126,547	BNP Paribas	4/20/17	$(1,210)
USD	271,378	GBP	216,233	BNP Paribas	4/20/17	359
EUR	1,420,000	USD	1,511,343	Barclays Bank PLC	4/20/17	4,589
EUR	3,300,000	USD	3,552,186	Barclays Bank PLC	4/20/17	(29,245)
GBP	2,200,000	USD	2,734,138	Barclays Bank PLC	4/20/17	23,268
USD	1,506,606	EUR	1,400,000	Barclays Bank PLC	4/20/17	12,025
EUR	819,381	USD	873,460	Citibank N.A.	4/20/17	1,276
USD	418,396	EUR	392,102	Citibank N.A.	4/20/17	(196)
USD	2,641,956	GBP	2,108,632	Citibank N.A.	4/20/17	(933)
EUR	50,000	USD	54,159	Goldman Sachs Group Inc.	4/20/17	(781)
EUR	1,400,000	USD	1,490,958	Goldman Sachs Group Inc.	4/20/17	3,624
USD	1,167,478	EUR	1,092,755	Goldman Sachs Group Inc.	4/20/17	898
USD	4,798,672	GBP	3,828,878	UBS AG	4/20/17	(316)

Total						$13,358

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$45,202,037	$1,548,955		$46,750,992
Energy	—	42,611,046	0	*	42,611,046
Materials	—	26,965,871	0	*	26,965,871
Other Corporate Bonds & Notes	—	121,086,038	—		121,086,038
Collateralized Mortgage Obligations	—	1,405,855	—		1,405,855
Convertible Bonds & Notes	—	2,739,477	—		2,739,477
Senior Loans:
Consumer Discretionary	—	3,197,478	667,500		3,864,978
Energy	—	597,625	613,771		1,211,396
Materials	—	887,449	—		887,449
Utilities	—	103,648	843,476		947,124
Sovereign Bonds	—	43,418,126	—		43,418,126
U.S. Government & Agency Obligations	—	5,507,010	—		5,507,010
Common Stocks:
Consumer Discretionary	—	—	1,015,286		1,015,286
Energy	$143,900	781,778	5,731,608		6,657,286
Health Care	—	—	216,548		216,548
Industrials	—	—	178,278		178,278
Materials	—	—	0	*	0	*
Telecommunication Services	6	—	—		6
Convertible Preferred Stocks
Energy	—	1,853,759	—		1,853,759
Health Care	1,538,952	—	—		1,538,952
Investments in Underlying Funds	7,412,250	—	—		7,412,250
Preferred Stocks:
Industrials	—	—	260,640		260,640
Other Preferred Stocks	1,342,280	—	—		1,342,280

Total Long-Term Investments	$10,437,388	$296,357,197	$11,076,062		$317,870,647

Short-Term Investments†:
Repurchase Agreements	—	$5,000,000	—		$5,000,000
Money Market Funds	$8,110,584	—	—		8,110,584

Total Short-Term Investments	$8,110,584	$5,000,000	—		$13,110,584

Total Investments	$18,547,972	$301,357,197	$11,076,062		$330,981,231

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$46,039	—		$46,039

Total	$18,547,972	$301,403,236	$11,076,062		$331,027,270

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$32,681	—	$32,681

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	MATERIALS
Balance as of December 31, 2016	$1,495,452	$0 *	$0	*
Accrued premiums/discounts	10,411	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(1)	(10,411)	—	—
Purchases	53,503	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of March 31, 2017	$1,548,955	$0 *	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017(1)	$(10,411)	—	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	UTILITIES
Balance as of December 31, 2016	$736,475	$1,103,812	$874,425
Accrued premiums/discounts	135	488	628
Realized gain (loss)	—	(47,292)	—
Change in unrealized appreciation (depreciation)(1)	(69,110)	(25,404)	(41,402)
Purchases	—	3,834	9,825
Sales	—	(421,667)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of March 31, 2017	$667,500	$613,771	$843,476

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017(1)	$(69,110)	$(25,404)	$(41,402)

Notes to Schedule of Investments (unaudited) (continued)

	COMMON STOCKS						PREFERRED STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS		INDUSTRIALS	WARRANTS		TOTAL
Balance as of December 31, 2016	$1,038,945	$4,427,672	$208,464	$79,169	$0	*	$351,754	$0	*	$10,316,168
Accrued premiums/discounts	—	—	—	—			—	—		11,662
Realized gain (loss)	—	—	—	—			—	1,408		(45,884)
Change in unrealized appreciation (depreciation)(1)	(23,659)	(588,298)	8,084	99,109			(91,114)	—		(742,205)
Purchases	—	877,450	—					—		944,612
Sales	—	—	—				—	(1,408)		(423,075)
Transfers into Level 3(2)	—	1,158,684	—	—			—	—		1,158,684
Transfers out of Level 3(3)	—	(143,900)	—	—			—	—		(143,900)

Balance as of March 31, 2017	$1,015,286	$5,731,608	$216,548	$178,278	$0	*	$260,640	$—		$11,076,062

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017(1)	$(23,659)	$(543,903)	$8,084	$99,109	—		$(91,114)	—		$(697,810)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

(3)	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 3/31/17 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$3,557	Market Approach	Enterprise Value Multiple Based Upon Revenue, Assets, EBITDA	0.83-11.54x	Increase
			Liquidity Discount	16.11%	Decrease

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,147,429
Gross unrealized depreciation	(20,282,900)

Net unrealized depreciation	$(4,135,471)

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares	Acquisition Date	Cost	Value at 3/31/2017	Value per Share	Percent of Net Assets
Berry Petroleum Co.	1,024	2/17	$10,240	$14,336	$14.00	0.00%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017